Investment Strategy - LGM Risk Managed Total Return Fund	Sep. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is a “fund of funds,” which means it invests primarily in other funds, including but not limited, to exchange-traded funds (“ETFs”) and mutual funds. The Fund seeks to achieve its investment objectives by investing in (or allocating to) unaffiliated equity funds (“Equity Funds”), leveraged funds or inverse funds designed to track U.S. equity indices, U.S. money markets, and unaffiliated fixed income funds (“Bond Funds”) designed to track major U.S. fixed-income indices and/or benchmark bonds whose indices or benchmarks may include U.S. investment-grade bonds, U.S. Treasuries, and mortgage-backed securities of all maturities. The adviser’s investment decisions are based on the adviser’s technical research and analysis, including monitoring price movements and price trends of equity markets. The adviser’s strategy of investing in inverse funds, Bond Funds or money market funds is intended to provide income or protect principal by reducing risks associated with equity markets, and lower volatility during unfavorable or declining market conditions. The adviser may invest all or a portion of the Fund’s assets in the securities described above at any given time, depending on its assessment of market trends and other factors. A market trend is the movement of a financial market in a particular direction over time.